Commitments and Contingencies (Details) - USD ($) $ in Thousands		12 Months Ended
	May 10, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Rent deposits		$ 301	$ 235
Rent expense		2,700	2,500
Sublease income		86	50
Minimum future rent payments under noncancelable operating leases
2018		2,751
2019		1,907
2020		1,379
2021		1,383
2022		641
Thereafter		998
Total		9,059
Deferred Rent Credit		$ 254	$ 180
Lease renewal term (in years)	5 years
Commitments under lease extension	$ 1,900